Long-Term Debt and Other Financial Liabilities, Second Jelco Loan (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	May 24, 2017
Loan Agreement [Abstract]
Balance outstanding		$ 173,289	$ 185,509	$ 173,289	$ 185,509
Deferred financing costs		3,527	$ 2,443	3,527	2,443
Fair value of option granted				543	0	$ 0
Prepayment of principal amount				52,514	$ 17,598	$ 68,468
Subsequent Event [Member]
Loan Agreement [Abstract]
Prepayment of principal amount	$ 12,000
Second Jelco Loan [Member]
Loan Agreement [Abstract]
Deferred financing costs		772		772
Fair value of option granted				543
Second Jelco Loan [Member] | Subsequent Event [Member]
Loan Agreement [Abstract]
Prepayment of principal amount	$ 100
Jelco [Member]
Loan Agreement [Abstract]
Accrued and unpaid interest		2,425		2,425
Jelco [Member] | Second Jelco Loan [Member]
Loan Agreement [Abstract]
Face amount								$ 16,200
Accrued and unpaid interest		841		841			$ 354
Interest rate			0.00%
Balance outstanding		4,950		$ 4,950
Prepayment of principal amount		$ 6,500
Jelco [Member] | Second Jelco Loan [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Term of variable rate				3 months
Margin on variable rate				6.00%